Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]	02 – Recently adopted and new accounting pronouncements Recently adopted accounting pronouncements The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2022 in the preparation of these consolidated financial statements. IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” On January 1, 2022, the Group adopted amendments to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” which clarified what costs an entity considers in assessing whether a contract is onerous. The amendments specified that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments did not have a material impact on the Group’s consolidated financial statements. Improvements to IFRS 2018-2020 Cycles On January 1, 2022, the Group adopted amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2018-2020 cycles. This comprised amendments that resulted in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 9 “Financial Instruments”, IFRS 16 “Leases” and IAS 41 “Agriculture”. The amendments to IFRS 9 clarified which fees an entity includes when assessing whether to derecognize a financial liability. The amendments did not have a material impact on the Group’s consolidated financial statements. New accounting pronouncements The following accounting pronouncements were not effective as of December 31, 2022 and therefore have not been applied in preparing these consolidated financial statements. IFRS 16 “Leases” In September 2022, the IASB issued amendments to IFRS 16 “Leases” that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the IFRS 15 requirements to be accounted for as a sale. The amendments are effective for annual periods beginning on or after January 1, 2024 with early adoption permitted. The amendment is not expected to have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU. IFRS 17 “Insurance Contracts” In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. Based on the Group’s current business activities IFRS 17 will not have a material impact on the Group’s consolidated financial statements. In June 2020, the IASB issued amendments to IFRS 17 “Insurance Contracts” that address concerns and implementation challenges that were identified after IFRS 17 was published in 2017. The amendments are effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. In December 2021, the IASB issued amendments to IFRS 17 “Insurance Contracts” that are narrow-scope amendments to the transition requirements of IFRS 17 for entities that first apply IFRS 17 and IFRS 9 at the same time. The amendments (if elected) will be applicable when IFRS 17 is first applied. IAS 12 “Income Taxes” In May 2021, the IASB issued amendments to IAS 12 “Income Taxes”. These amendments change the deferred tax treatment related to assets and liabilities in a single transaction such that they introduce an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which both deductible and taxable temporary differences arise on initial recognition that result in the recognition of equal deferred tax assets and liabilities. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. Neither of these amendments will have a material impact on the Group’s consolidated financial statements. IAS 1 “Presentation of Financial Statements” In January 2020 and July 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. They clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. They also clarify that the classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are expected to be effective for annual periods beginning on or after January 1, 2024 with early adoption permitted. They will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU. In October 2022, the IASB issued a further amendment to IAS 1 that modifies the requirements described above on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstance. Accordingly, it clarifies that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In line with the previous amendments, the new amendments are expected to be effective for annual periods beginning on or after January 1, 2024 with early adoption permitted. They will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU. In February 2021, the IASB issued amendments to IAS 1 and “IFRS Practice Statement 2” that are intended to provide guidance on deciding which accounting policies to disclose in the financial statements. Accordingly, an entity is now required to disclose its material accounting policies instead of its significant accounting policies. This will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The amendments will not have an impact on the Group’s results but will lead to changes to the Group’s disclosure of its accounting policies.